OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 52.9%
Automotive 0.9%
Daimler Finance North America LLC (a)(b)
08/01/17	0.669%	$7,500,000	$7,432,868
Ford Motor Credit Co. LLC
01/15/16	2.500%	5,000,000	5,015,995
Total			12,448,863
Banking 13.8%
American Express Credit Corp. (a)
07/29/16	0.834%	10,000,000	10,006,460
Australia and New Zealand Banking Group Ltd. (a)(b)
01/10/17	0.701%	10,000,000	10,009,320
BB&T Corp.
12/01/16	1.050%	9,000,000	9,007,272
Bank of America Corp.
01/11/16	1.250%	12,000,000	12,013,068
Bank of Montreal (a)
07/15/16	0.841%	10,000,000	10,021,090
Bank of New York Mellon Corp. (The) (a)
05/22/18	0.709%	9,000,000	8,967,888
Canadian Imperial Bank of Commerce
07/18/16	1.350%	7,500,000	7,533,397
Canadian Imperial Bank of Commerce (a)
07/18/16	0.835%	820,000	821,749
Capital One Financial Corp.
07/15/16	3.150%	2,500,000	2,535,590
Capital One NA (a)
02/05/18	0.984%	5,000,000	4,977,800
Citigroup, Inc.
04/01/16	1.300%	10,000,000	10,005,270
DNB Bank ASA (b)
04/03/17	3.200%	3,975,000	4,076,060
Fifth Third Bancorp
01/25/16	3.625%	7,000,000	7,046,697
Goldman Sachs Group, Inc. (The) (a)
05/22/17	0.999%	10,000,000	9,988,960
Huntington National Bank (The)
08/02/16	1.350%	9,035,000	9,051,489
JPMorgan Chase & Co.
08/15/17	2.000%	7,500,000	7,563,480
JPMorgan Chase Bank NA Subordinated (a)
06/13/16	0.666%	7,500,000	7,488,248
KeyBank NA
11/25/16	1.100%	6,000,000	6,007,410
Morgan Stanley
04/29/16	3.800%	10,000,000	10,151,800
National Bank of Canada (a)
11/06/15	0.441%	10,000,000	9,999,917

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Bank NA
10/03/16	1.300%	$5,000,000	$5,023,520
Royal Bank of Canada (a)
02/03/17	0.594%	10,000,000	9,991,200
Toronto-Dominion Bank (The) (a)
07/13/16	0.491%	5,000,000	4,999,990
09/09/16	0.793%	7,500,000	7,515,960
US Bank NA (a)
01/30/17	0.552%	5,000,000	4,997,680
Wells Fargo & Co. (a)
04/23/18	0.946%	5,992,000	6,017,724
Total			195,819,039
Cable and Satellite 0.5%
NBCUniversal Enterprise, Inc. (a)(b)
04/15/16	0.858%	7,625,000	7,634,676
Construction Machinery 1.0%
Caterpillar Financial Services Corp. (a)
02/26/16	0.572%	4,990,000	4,991,422
03/03/17	0.564%	2,500,000	2,498,830
John Deere Capital Corp.
01/13/17	2.000%	7,000,000	7,093,107
Total			14,583,359
Electric 4.3%
DTE Energy Co.
06/01/16	6.350%	8,780,000	9,048,405
Dominion Resources, Inc.
03/15/17	1.250%	5,170,000	5,149,661
Duke Energy Indiana, Inc. (a)
07/11/16	0.671%	3,500,000	3,499,622
Duke Energy Progress LLC (a)
03/06/17	0.534%	6,250,000	6,234,531
Exelon Corp.
06/09/17	1.550%	3,000,000	2,995,800
NSTAR Electric Co. (a)
05/17/16	0.561%	5,000,000	4,993,480
National Rural Utilities Cooperative Finance Corp. (a)
11/23/16	0.629%	10,000,000	10,004,640
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	5,000,000	4,998,055
Southern California Edison Co.
11/01/17	1.250%	2,000,000	1,986,692
Southern Co. (The)
08/15/17	1.300%	6,250,000	6,218,819
WEC Energy Group, Inc.
06/15/18	1.650%	5,835,000	5,836,050
Total			60,965,755

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 1.1%
General Electric Capital Corp.
01/08/16	1.000%	$10,000,000	$10,011,520
General Electric Capital Corp. (a)
01/09/17	0.599%	5,000,000	5,001,645
Total			15,013,165
Food and Beverage 3.2%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.513%	5,000,000	4,983,690
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	5,000,000	4,981,985
ConAgra Foods, Inc. (a)
07/21/16	0.687%	5,000,000	4,984,710
Diageo Capital PLC
05/11/17	1.500%	5,000,000	5,013,230
FBG Finance Pty Ltd. (b)
06/01/16	7.875%	6,750,000	7,020,439
General Mills, Inc. (a)
01/29/16	0.624%	2,625,000	2,624,690
Kraft Heinz Co. (The) (b)
06/30/17	1.600%	5,000,000	5,003,655
Molson Coors Brewing Co.
05/01/17	2.000%	3,401,000	3,411,863
PepsiCo, Inc. (a)
07/17/17	0.565%	7,000,000	7,002,121
Total			45,026,383
Health Care 2.2%
AmerisourceBergen Corp.
05/15/17	1.150%	7,500,000	7,462,770
Becton Dickinson and Co. (a)
06/15/16	0.787%	5,000,000	4,998,830
Cardinal Health, Inc.
06/15/18	1.950%	2,000,000	2,009,414
Express Scripts Holding Co.
05/15/16	3.125%	4,500,000	4,552,641
McKesson Corp.
03/10/17	1.292%	5,000,000	4,994,335
Medtronic, Inc. (a)
02/27/17	0.417%	7,000,000	6,972,126
Total			30,990,116
Healthcare Insurance 0.9%
Anthem, Inc.
02/15/17	2.375%	5,000,000	5,060,915
UnitedHealth Group, Inc. (a)
01/17/17	0.765%	7,000,000	7,007,791
Total			12,068,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.6%
Anadarko Petroleum Corp.
09/15/16	5.950%	$5,012,000	$5,196,377
Canadian Natural Resources Ltd. (a)
03/30/16	0.702%	5,000,000	4,986,445
Devon Energy Corp. (a)
12/15/15	0.787%	7,500,000	7,495,877
Occidental Petroleum Corp.
02/01/16	2.500%	5,080,000	5,105,364
Total			22,784,063
Integrated Energy 1.5%
BP Capital Markets PLC
03/11/16	3.200%	7,500,000	7,573,380
Shell International Finance BV
03/22/17	5.200%	5,595,000	5,921,239
Total Capital International SA
01/10/17	1.000%	7,500,000	7,498,882
Total			20,993,501
Life Insurance 2.4%
American International Group, Inc.
05/18/17	5.450%	7,000,000	7,423,892
Metropolitan Life Global Funding I (a)(b)
04/10/17	0.701%	10,000,000	10,009,860
New York Life Global Funding (a)(b)
09/06/16	0.432%	10,000,000	9,998,280
Pricoa Global Funding I (b)
11/25/16	1.150%	7,160,000	7,167,525
Total			34,599,557
Media and Entertainment 0.9%
21st Century Fox America, Inc.
10/17/16	8.000%	1,815,000	1,933,048
Scripps Networks Interactive, Inc.
12/15/16	2.700%	5,000,000	5,054,285
Thomson Reuters Corp.
05/23/16	0.875%	6,405,000	6,405,493
Total			13,392,826
Metals 0.9%
Rio Tinto Finance USA PLC
08/21/17	1.625%	7,474,000	7,445,419
Vale Overseas Ltd
01/11/16	6.250%	5,000,000	5,031,000
Total			12,476,419

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 2.3%
Columbia Pipeline Group, Inc. (b)
06/01/18	2.450%	$5,000,000	$5,007,155
Enterprise Products Operating LLC
02/01/16	3.200%	5,084,000	5,107,335
Plains All American Pipeline Lp
01/15/17	6.125%	4,803,000	5,024,913
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	4,614,000	4,791,413
TransCanada PipeLines Ltd. (a)
01/12/18	1.111%	7,500,000	7,476,825
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	5,000,000	5,115,120
Total			32,522,761
Natural Gas 0.5%
Sempra Energy
06/01/16	6.500%	7,000,000	7,218,981
Oil Field Services 0.8%
Halliburton Co.
08/01/16	1.000%	6,500,000	6,502,347
Noble Holding International Ltd.
03/01/16	3.050%	5,425,000	5,450,584
Total			11,952,931
Pharmaceuticals 2.7%
AbbVie, Inc.
11/06/15	1.200%	7,000,000	7,000,679
Actavis Funding SCS (a)
09/01/16	1.199%	4,750,000	4,744,376
Amgen, Inc.
11/15/16	2.500%	7,500,000	7,614,772
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	5,000,000	5,006,705
Merck & Co., Inc. (a)
05/18/18	0.684%	6,935,000	6,943,544
Roche Holdings, Inc. (b)
09/29/17	1.350%	7,500,000	7,527,188
Total			38,837,264
Property & Casualty 2.3%
Berkshire Hathaway Finance Corp. (a)
01/10/17	0.471%	5,000,000	4,999,870
01/12/18	0.621%	10,000,000	9,989,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (b)
08/15/16	6.700%	$5,000,000	$5,213,380
Transatlantic Holdings, Inc.
12/14/15	5.750%	1,547,000	1,555,458
Travelers Companies, Inc. (The)
06/20/16	6.250%	10,000,000	10,351,770
Total			32,110,258
Railroads 0.5%
Canadian National Railway Co. (a)
11/06/15	0.501%	6,820,000	6,819,847
Refining 0.4%
Marathon Petroleum Corp.
03/01/16	3.500%	5,180,000	5,223,528
Restaurants 0.4%
Yum! Brands, Inc.
04/15/16	6.250%	5,101,000	5,206,626
Retail REIT 1.1%
Kimco Realty Corp.
03/15/16	5.783%	7,500,000	7,619,055
Simon Property Group LP
01/30/17	2.800%	7,500,000	7,629,435
Total			15,248,490
Retailers 1.0%
CVS Health Corp.
12/05/16	1.200%	7,000,000	7,020,916
Wal-Mart Stores, Inc.
04/21/17	1.000%	7,500,000	7,531,718
Total			14,552,634
Supranational 0.7%
Inter-American Development Bank (a)
02/11/16	0.237%	10,000,000	9,999,590
Technology 2.1%
Apple, Inc.
05/03/16	0.450%	5,000,000	5,001,920
05/05/17	1.050%	5,000,000	5,016,415
Cisco Systems, Inc. (a)
06/15/18	0.647%	7,500,000	7,485,982
Hewlett Packard Enterprise Co. (a)(b)
10/05/17	2.059%	5,000,000	5,008,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Oracle Corp. (a)
07/07/17	0.523%	$7,500,000	$7,498,695
Total			30,011,382
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (b)
11/15/15	5.900%	6,000,000	6,012,432
Wirelines 2.5%
AT&T, Inc. (a)
03/30/17	0.747%	9,000,000	8,967,240
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	5,000,000	5,046,940
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	5,350,000	5,419,893
Orange SA
09/14/16	2.750%	5,000,000	5,075,855
Verizon Communications, Inc.
06/09/17	1.350%	5,000,000	5,005,345
Verizon Communications, Inc. (a)
06/09/17	0.733%	5,000,000	4,985,240
Total			34,500,513
Total Corporate Bonds & Notes (Cost: $749,409,686)			$749,013,665

Residential Mortgage-Backed Securities - Agency 3.5%
Federal Home Loan Mortgage Corp.
03/08/17	1.000%	43,000,000	43,233,146
Federal Home Loan Mortgage Corp. (a)
02/01/36	2.395%	209,333	223,975
Federal National Mortgage Association
CMO Series 2011-18 Class EM
06/25/37	4.000%	280,150	281,033
Federal National Mortgage Association (a)
08/26/16	0.217%	6,000,000	6,001,020
03/01/34	2.755%	143,561	147,084
Total Residential Mortgage-Backed Securities - Agency (Cost: $49,881,492)			$49,886,258

Asset-Backed Securities - Non-Agency 28.1%
ARI Fleet Lease Trust (b)
Series 2013-A Class A3
07/15/21	0.920%	4,012,630	4,010,576
Series 2014-A Class A2
11/15/22	0.810%	2,122,678	2,121,011
Ally Auto Receivables Trust
Series 2014-2 Class A2
07/17/17	0.680%	4,979,631	4,980,957
Series 2015-1 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/15/18	0.920%	$4,425,000	$4,425,186
Ally Master Owner Trust (a)
Series 2013-1 Class A1
02/15/18	0.646%	7,500,000	7,502,857
Series 2013-3 Class A
09/15/18	0.716%	5,000,000	4,993,023
Series 2014-1 Class A1
01/15/19	0.666%	1,750,000	1,750,064
AmeriCredit Automobile Receivables Trust
Series 2014-2 Class A2A
10/10/17	0.540%	1,851,762	1,850,993
Series 2015-1 Class A2A
04/09/18	0.770%	4,686,522	4,684,795
Series 2015-3 Class A2A
01/08/19	1.070%	7,350,000	7,354,661
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	192,855	192,929
Series 2014-3 Class A
08/10/18	0.990%	1,262,817	1,262,595
Series 2015-2 Class A
06/12/19	1.570%	4,081,798	4,079,643
Series 2015-3 Class A
09/12/19	1.950%	3,925,000	3,920,493
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	6,875,000	6,874,503
Bank of the West Auto Trust Series 2015-1 Class A2A (b)
04/16/18	0.870%	5,050,000	5,049,095
Barclays Dryrock Issuance Trust Series 2014-1 Class A (a)
12/16/19	0.556%	7,500,000	7,485,802
CCG Receivables Trust (b)
Series 2013-1 Class A2
08/14/20	1.050%	733,020	733,224
Series 2015-1 Class A2
11/14/18	1.460%	7,540,000	7,539,615
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	6,234,755	6,237,860
CNH Equipment Trust
Series 2014-A Class A2
06/15/17	0.490%	574,593	574,492
Series 2015-C Class A2A
12/17/18	1.100%	6,750,000	6,752,574
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.796%	520,000	520,451
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	2,925,404	2,924,917
Series 2014-3 Class A2
06/15/17	0.630%	1,247,012	1,247,026
Series 2015-2 Class A2
02/15/18	0.880%	4,800,000	4,800,321
Series 2015-3 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/16/18	1.140%	$11,100,000	$11,094,717
Capital Auto Receivables Asset Trust
Series 2013-4 Class A3
03/20/18	1.090%	4,350,000	4,348,118
Series 2015-2 Class A1A
10/20/17	0.990%	2,890,000	2,889,690
Capital Auto Receivables Asset Trust (a)
Series 2014-3 Class A1
02/21/17	0.514%	4,919,004	4,915,900
Series 2015-2 Class A1B
10/20/17	0.597%	2,000,000	1,998,825
CarMax Auto Owner Trust
Series 2013-3 Class A3
04/16/18	0.970%	3,140,606	3,141,632
Series 2015-3 Class A2A
11/15/18	1.100%	4,425,000	4,430,015
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.444%	3,997,388	4,028,299
Series 2012-1A Class A
11/07/23	0.944%	171,434	171,438
Series 2014-1A Class A
03/07/26	0.614%	6,887,962	6,877,416
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A2 (b)
09/15/17	0.690%	3,173,623	3,174,449
DT Auto Owner Trust (b)
Series 2014-3A Class A
04/16/18	0.980%	1,706,666	1,706,078
Series 2015-1A Class A
09/17/18	1.060%	3,414,368	3,413,715
Series 2015-2A Class A
09/17/18	1.240%	4,796,788	4,803,262
Dell Equipment Finance Trust (b)
Series 2015-1 Class A2
07/24/17	1.010%	2,200,000	2,200,760
Series 2015-2 Class A2A
12/22/17	1.420%	2,000,000	1,997,420
Drive Auto Receivables Trust (b)
Series 2015-BA Class A2A
12/15/17	0.930%	4,072,961	4,072,382
Series 2015-CA Class A2A
02/15/18	1.030%	6,110,000	6,109,066
Series 2015-DA Class A2A
06/15/18	1.230%	6,870,000	6,867,834
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	2,163,166	2,163,989
Series 2014-1 Class A2
09/20/19	0.870%	3,553,276	3,549,944
Series 2014-2 Class A2
03/20/20	1.050%	4,550,982	4,539,027
Series 2015-2 Class A2
02/22/21	1.590%	6,500,000	6,520,644
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	2,617,602	2,618,956
Series 2014-3A Class A
01/15/19	1.320%	3,382,679	3,379,557

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-1A Class A
06/17/19	1.600%	$3,540,059	$3,537,557
Series 2015-2A Class A
11/15/19	1.540%	5,906,860	5,926,694
Series 2015-3A Class A
03/16/20	2.000%	7,000,000	6,994,504
First Investors Auto Owner Trust (b)
Series 2014-3A Class A2
11/15/18	1.060%	1,623,849	1,624,594
Series 2015-2A Class A1
12/16/19	1.590%	9,031,197	9,029,505
Ford Credit Auto Owner Trust Series 2014-B Class A2
03/15/17	0.470%	1,264,491	1,264,462
Ford Credit Floorplan Master Owner Trust
Series 2013-1 Class A1
01/15/18	0.850%	460,000	460,179
Ford Credit Floorplan Master Owner Trust (a)
Series 2013-5 Class A2
09/15/18	0.666%	8,000,000	7,994,961
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.574%	5,000,000	4,975,351
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	955,105	954,830
GE Equipment Transportation LLC
Series 2014-1 Class A2
12/23/16	0.550%	957,197	956,635
Series 2015-1 Class A2
11/24/17	0.890%	4,285,000	4,280,370
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	8,592,126	8,611,539
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A2 (b)
05/15/16	0.610%	96,234	96,241
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2A
01/15/19	0.800%	2,969,041	2,966,447
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.747%	1,732,853	1,734,726
Series 2014-1 Class A
04/10/28	0.597%	10,091,021	10,096,864
Series 2015-1 Class A
07/10/29	0.773%	7,500,000	7,518,820
Honda Auto Receivables Owner Trust Series 2014-4 Class A2
01/17/17	0.580%	2,119,776	2,120,171
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 (b)
02/15/17	0.610%	3,162,900	3,163,688
John Deere Owner Trust Series 2015-B Class A2
06/15/18	0.980%	3,320,000	3,319,754
MMAF Equipment Finance LLC (b)
Series 2014-AA Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/10/17	0.520%	$399,779	$399,560
Series 2015-AA Class A2
09/18/17	0.960%	1,250,000	1,250,551
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	4,967,758	4,969,921
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	668,544	668,560
New York City Tax Lien Trust Series 2015-A Class A (b)
11/10/28	1.340%	4,400,000	4,400,000
Prestige Auto Receivables Trust (b)
Series 2014-1A Class A2
03/15/18	0.970%	646,677	646,730
Series 2015-1 Class A2
02/15/19	1.090%	1,370,381	1,370,963
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.196%	376,303	376,639
Series 2011-B Class A1
12/16/24	1.046%	851,834	852,043
Series 2012-B Class A1
12/15/21	1.296%	36,017	36,020
Series 2013-A Class A1
08/15/22	0.796%	3,210,435	3,202,816
Series 2013-B Class A1
07/15/22	0.846%	9,656,267	9,638,354
SLM Student Loan Trust (a)
Series 2006-1 Class A4
07/25/19	0.410%	5,953,606	5,903,339
Series 2012-6 Class A2
09/25/19	0.477%	1,310,119	1,304,472
SMART Trust Series 2012-4US Class A3B (a)
03/14/17	0.747%	879,273	878,707
SMB Private Education Loan Trust Series 2015-B Class A1 (a)(b)
02/15/23	0.896%	3,508,848	3,503,312
Santander Drive Auto Receivables Trust
Series 2014-3 Class A2A
08/15/17	0.540%	319,366	319,367
Series 2015-3 Class A2A
09/17/18	1.020%	4,175,000	4,175,744
Series 2015-4 Class A2A
12/17/18	1.200%	10,390,000	10,381,480
SunTrust Auto Receivables Trust Series 2015-1A Class A2 (b)
06/15/18	0.990%	7,615,000	7,617,192
TCF Auto Receivables Owner Trust Series 2015-1A Class A2 (b)
08/15/18	1.020%	9,000,000	9,001,184
Volkswagen Auto Lease Trust Series 2015-A Class A2A
06/20/17	0.870%	5,992,882	5,990,809

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Volvo Financial Equipment LLC Series 2014-1A Class A2 (b)
11/15/16	0.540%	$762,278	$762,257
Westlake Automobile Receivables Trust (b)
Series 2014-1A Class A2
05/15/17	0.700%	700,388	700,501
Series 2015-2A Class A2A
07/16/18	1.280%	5,400,000	5,400,064
Wheels SPV 2 LLC (b)
Series 2014-1A Class A2
03/20/23	0.840%	3,854,525	3,855,824
Series 2015-1A Class A2
04/22/24	1.270%	4,950,000	4,966,612
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A
05/15/18	1.060%	5,430,000	5,429,285
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.546%	8,070,000	8,070,698
Total Asset-Backed Securities - Non-Agency (Cost: $398,561,374)			$398,583,692

U.S. Treasury Obligations 6.3%
U.S. Treasury
04/30/16	2.625%	15,600,000	15,779,962
06/15/16	0.500%	25,000,000	25,025,390
10/31/16	0.375%	48,700,000	48,661,953
Total U.S. Treasury Obligations (Cost: $89,411,144)			$89,467,305

U.S. Government & Agency Obligations 3.7%
Federal Farm Credit Banks (a)
02/24/16	0.247%	35,000,000	35,007,140
10/22/18	0.261%	16,755,000	16,757,848
Total U.S. Government & Agency Obligations (Cost: $51,737,054)			$51,764,988

Foreign Government Obligations 0.5%
Canada 0.5%
Province of Nova Scotia
01/26/17	5.125%	5,000,000	5,258,500
Province of Quebec
03/01/16	5.000%	2,212,000	2,243,828
Total			7,502,328
Total Foreign Government Obligations (Cost: $7,510,616)			$7,502,328

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%
California 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.693%	$5,000,000	$4,997,600
Illinois 0.3%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	3,715,000	3,856,876
Total Municipal Bonds (Cost: $8,851,916)			$8,854,476

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.159% (c)(d)	58,941,718	$58,941,718
Total Money Market Funds (Cost: $58,941,718)		$58,941,718
Total Investments
(Cost: $1,414,305,000) (e)		$1,414,014,430(f)
Other Assets & Liabilities, Net		2,999,289
Net Assets		$1,417,013,719

Notes to Portfolio of Investments

(a)        Variable rate security.

(b)        Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2015, the value of these securities amounted to $340,063,616 or 24.00% of net assets.

(c)        The rate shown is the seven-day current annualized yield at October 31, 2015.

(d)        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,337,227	316,589,023	(328,984,532)	58,941,718	39,751	58,941,718

(e)        At October 31, 2015, the cost of securities for federal income tax purposes was approximately $1,414,305,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$748,000
Unrealized Depreciation	(1,039,000)
Net Unrealized Depreciation	$(291,000)

(f)          Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO       Collateralized Mortgage Obligation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	749,013,665	—	749,013,665
Residential Mortgage-Backed Securities - Agency	—	49,886,258	—	49,886,258
Asset-Backed Securities - Non-Agency	—	396,586,272	1,997,420	398,583,692
U.S. Treasury Obligations	89,467,305	—	—	89,467,305
U.S. Government & Agency Obligations	—	51,764,988	—	51,764,988
Foreign Government Obligations	—	7,502,328	—	7,502,328
Municipal Bonds	—	8,854,476	—	8,854,476
Money Market Funds	—	58,941,718	—	58,941,718
Total Investments	89,467,305	1,322,549,705	1,997,420	1,414,014,430

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	71,337,227	71,337,227	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%
AIRPORT 3.0%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/28	5.000%	$1,240,000	$1,474,856
07/01/31	5.000%	1,750,000	2,027,480
07/01/32	5.000%	2,000,000	2,308,080
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/27	5.500%	6,635,000	7,599,729
Total			13,410,145
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robison Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,001,220
10/01/24	5.125%	1,000,000	1,000,520
Total			2,001,740
HIGHER EDUCATION 5.7%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/34	5.250%	1,000,000	1,102,830
Series 2015
05/01/30	5.000%	550,000	619,999
City of Portland Refunding Revenue Bonds Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,648,157
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,105,650
Series 2012E
07/01/32	5.000%	7,000,000	7,871,780
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	8,421,055
Oregon State Facilities Authority
Refunding Revenue Bonds
University Portland
Series 2015A
04/01/31	5.000%	530,000	596,483
University of Portland
Series 2015A
04/01/30	5.000%	500,000	564,865
Revenue Bonds
Linfield College Project
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
10/01/24	5.000%	$1,390,000	$1,611,705
Total			25,542,524
HOSPITAL 9.9%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	810,000	838,998
08/01/18	4.000%	745,000	777,691
08/01/19	4.000%	855,000	903,470
08/01/20	4.000%	915,000	963,724
08/01/21	4.000%	725,000	761,330
08/01/26	5.000%	1,200,000	1,297,116
08/01/27	5.000%	1,260,000	1,354,286
08/01/31	5.000%	2,860,000	3,010,321
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,172,304
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,312,660
09/01/19	5.000%	1,255,000	1,411,448
09/01/22	5.000%	500,000	582,065
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,827,750
PeaceHealth Project
Series 2009A
11/01/17	5.000%	4,450,000	4,821,753
11/01/19	5.000%	3,695,000	4,231,181
Series 2014A
11/15/29	5.000%	1,600,000	1,831,744
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,844,749
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,572,730
Series 2008A
08/15/18	5.250%	2,500,000	2,759,850
Total			44,275,170
INDEPENDENT POWER 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	3,235,000	3,239,044

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDEPENDENT POWER (CONTINUED)
01/01/21	5.000%	$3,000,000	$3,002,910
Total			6,241,954
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A
05/01/33	5.000%	3,750,000	4,092,863
LOCAL GENERAL OBLIGATION 32.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,838,400
Blue Mountain Community College District Unlimited General Obligation Bonds Series 2015
06/15/29	4.000%	1,000,000	1,090,900
Boardman Park & Recreation District Unlimited General Obligation Bonds Series 2015
06/15/35	5.250%	3,400,000	3,739,456
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,653
Central Oregon Community College District
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	582,180
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	2,954,048
Chemeketa Community College District Unlimited General Obligation Refunding Bonds Series 2015
06/15/26	4.000%	1,745,000	1,965,777
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014
06/15/26	5.000%	1,100,000	1,322,376
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,068,856
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/26	5.000%	1,675,000	2,020,201
06/01/27	5.000%	1,715,000	2,048,568
City of Madras

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	$745,000	$791,756
02/15/27	4.500%	500,000	529,970
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/24	5.000%	1,985,000	2,436,250
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	7,303,960
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/24	5.000%	1,885,000	2,341,641
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B
06/01/18	0.000%	4,000,000	3,894,800
06/01/19	0.000%	4,000,000	3,820,200
06/01/20	0.000%	4,000,000	3,737,880
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	800,388
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,726,259
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,306,536
06/01/20	5.000%	880,000	997,410
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds Series 2003A (NPFGC) (a)
06/15/17	0.000%	2,000,000	1,975,320
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,218,696
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Refunding Bonds Series 2014
06/15/29	5.000%	1,500,000	1,765,095
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	4,923,112
06/15/26	5.000%	3,000,000	3,385,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014
06/01/34	5.000%	$1,770,000	$1,991,923
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	855,044
06/15/19	2.500%	1,010,000	1,060,500
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,142,590
11/01/25	5.000%	1,140,000	1,299,532
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	2,041,958
Jackson County School District No. 549C Medford Unlimited General Obligation Refunding Bonds Series 2015
12/15/23	5.000%	1,000,000	1,227,990
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,187,690
06/15/21	5.500%	1,410,000	1,702,758
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,431,687
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
12/15/16	5.000%	1,000,000	1,052,170
Klamath Falls City Schools Unlimited General Obligation Refunding Bonds Series 2015A
06/15/28	4.000%	500,000	548,410
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,074,150
06/15/21	3.000%	1,610,000	1,734,807
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,330,651
06/15/18	4.250%	2,000,000	2,187,380
Series 2012
06/15/23	5.000%	1,000,000	1,203,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Lane County School District No. 1 Pleasant Hill Unlimited General Obligation Bonds Series 2014B (a)
06/15/29	0.000%	$1,775,000	$1,107,103
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/31	5.000%	2,000,000	2,361,520
Lane County School District No. 19 Springfield (a)
Unlimited General Obligation Bonds
Series 2015B
06/15/33	0.000%	3,770,000	1,912,182
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/24	0.000%	2,305,000	1,851,169
06/15/28	0.000%	1,480,000	971,502
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	2,785,000	3,150,308
Multnomah County School District No. 7 Reynolds Unlimited General Obligation Bonds Deferred Interest Series 2015B (a)
06/15/30	0.000%	4,000,000	2,268,560
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/27	4.000%	750,000	833,003
02/01/28	4.000%	1,000,000	1,102,830
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,302,441
06/15/31	5.000%	2,890,000	3,371,676
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,586,513
Union County School District No. 1 La Grande Unlimited General Obligation Bonds Series 2015
06/15/30	4.000%	1,000,000	1,073,510
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	968,473
06/15/21	5.000%	6,575,000	7,798,081
Washington & Multnomah Counties School District No 48J Beaverton
Refunding Unlimited General Obligation Bonds
Series 2012-B
06/15/23	4.000%	4,090,000	4,647,835
Unlimited General Obligation Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2014
06/15/33	5.000%	$4,000,000	$4,666,680
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,574,426
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	1,780,000	2,104,138
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,215,270
Total			144,135,948
MULTI-FAMILY 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	3,915,000	4,009,430
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,571,291
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	773,604
10/01/19	4.000%	780,000	819,538
10/01/20	4.000%	810,000	853,602
10/01/22	4.000%	875,000	916,458
Total			8,943,923
MUNICIPAL POWER 1.4%
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2011A
08/01/28	5.000%	2,200,000	2,513,830
08/01/29	5.000%	3,410,000	3,873,794
Total			6,387,624
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	442,816
06/01/23	4.000%	440,000	455,585
06/01/24	4.000%	460,000	475,102
06/01/25	4.000%	480,000	493,627

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
06/01/26	4.000%	$500,000	$511,510
06/01/27	4.000%	515,000	526,077
06/01/28	4.000%	250,000	254,335
Port of St. Helen’s Revenue Bonds Series 1999
08/01/19	5.750%	350,000	350,546
Total			3,509,598
RECREATION 0.8%
Oregon State Lottery Revenue Bonds Series 2012B
04/01/18	3.000%	3,600,000	3,800,988
REFUNDED / ESCROWED 16.0%
Clackamas & Washington Counties School District No. 3 Prerefunded 06/15/19 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009
06/15/24	5.000%	4,150,000	4,736,229
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,288,440
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/23	5.000%	1,000,000	1,142,030
06/15/24	5.000%	1,165,000	1,330,465
06/15/25	5.000%	1,275,000	1,456,088
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,319,250
Deschutes County Hospital Facilities Authority Prerefunded 01/01/19 Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,403,020
Jackson County School District No. 549C Medford
Prerefunded 06/15/18 Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,648,230
06/15/28	4.625%	1,660,000	1,824,041
Oregon State Lottery
Prerefunded 04/01/18 Revenue Bonds
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
04/01/24	5.000%	$3,130,000	$3,442,405
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/21	5.000%	2,500,000	2,834,900
04/01/27	5.000%	4,000,000	4,535,840
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (b)
08/01/26	6.000%	5,000,000	6,634,900
State of Oregon Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/25	5.000%	2,780,000	2,967,094
05/01/26	5.000%	2,800,000	2,988,440
Prerefunded 05/01/19 Certificate of Participation
Series 2009A
05/01/23	5.000%	3,100,000	3,526,591
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A
11/15/27	4.750%	7,000,000	7,910,770
Tri-County Metropolitan Transportation District Prerefunded 09/01/19 Revenue Bonds Series 2009A
09/01/21	4.250%	1,815,000	2,033,726
Virgin Islands Public Finance Authority Prerefunded 10/01/18 Revenue Bonds Series 1989A (b)
10/01/18	7.300%	480,000	537,202
Washington Clackamas & Yamhill Counties School District No. 88J Prerefunded 06/15/17 Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,643,781
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	2,565,000	1,765,874
Total			71,969,316
RETIREMENT COMMUNITIES 2.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/34	5.125%	4,000,000	4,317,520
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,353,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
12/01/22	5.000%	$500,000	$551,890
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,426,236
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	720,594
10/01/23	5.000%	645,000	742,305
10/01/24	5.000%	455,000	517,335
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015
07/01/20	3.625%	1,000,000	1,000,270
Series 2015A
07/01/35	5.125%	1,240,000	1,241,785
Total			11,871,860
SINGLE FAMILY 1.2%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2008G
07/01/28	5.200%	1,165,000	1,212,043
Series 2010A
07/01/27	5.250%	365,000	384,885
Series 2011A
07/01/25	5.250%	2,370,000	2,606,621
Series 2011B
07/01/28	5.250%	1,065,000	1,147,356
Total			5,350,905
SPECIAL NON PROPERTY TAX 5.6%
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/27	5.000%	1,750,000	2,102,363
Series 2015D
04/01/27	5.000%	2,500,000	3,038,000
State of Oregon Department of Transportation
Refunding Revenue Bonds
Series 2015A
11/15/30	5.000%	8,000,000	9,530,960
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	3,000,000	3,146,940
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	1,100,000	1,206,777

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Tri-County Metropolitan Transportation District Revenue Bonds Series 2009A
09/01/18	4.000%	$1,000,000	$1,091,100
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/25	5.000%	4,410,000	4,921,604
Total			25,037,744
SPECIAL PROPERTY TAX 4.8%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	3,215,000	3,480,784
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,421,553
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	4,990,571
Series 2015
06/15/24	5.000%	1,480,000	1,685,424
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,776,821
06/15/27	5.000%	1,370,000	1,535,455
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,724,282
06/15/26	5.000%	1,440,000	1,591,574
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	155,000	155,521
02/15/21	5.625%	1,100,000	1,102,541
Total			21,464,526
STATE GENERAL OBLIGATION 1.7%
State of Oregon
Unlimited General Obligation Bonds
Series 2015F
05/01/30	5.000%	5,565,000	6,677,944
State of Oregon (a)
Unlimited General Obligation Bonds
State Board of Higher Education
Series 2001A
08/01/17	0.000%	1,050,000	1,035,794
Total			7,713,738

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION 2.0%
Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	$4,775,000	$5,491,011
10/01/27	5.000%	3,000,000	3,400,080
Total			8,891,091
WATER & SEWER 4.7%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,406,234
08/01/23	4.000%	1,290,000	1,464,421
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2006B
10/01/16	5.000%	4,000,000	4,173,800
Revenue Bonds
Series 2014A
05/01/28	4.000%	3,390,000	3,714,762
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,164,261
03/01/19	5.000%	3,490,000	3,910,266
03/01/22	5.000%	4,620,000	5,405,585
Total			21,239,329
Total Municipal Bonds (Cost: $409,591,959)			$435,880,986

	Shares	Value

Money Market Funds 0.4%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (c)	1,709,222	$1,709,222
Total Money Market Funds (Cost: $1,709,222)		$1,709,222
Total Investments
(Cost: $411,301,181) (d)		$437,590,208(e)
Other Assets & Liabilities, Net		11,706,651
Net Assets		$449,296,859

Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2015, the value of these securities amounted to $13,300,483 or 2.96% of net assets.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $411,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,752,000
Unrealized Depreciation	(463,000)
Net Unrealized Appreciation	$26,289,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	435,880,986	—	435,880,986
Money Market Funds	1,709,222	—	—	1,709,222
Total Investments	1,709,222	435,880,986	—	437,590,208

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Inflation-Linked Bond Plus Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds(a) 84.2%
BRAZIL 1.3%
Brazil Notas do Tesouro Nacional
08/15/40	6.000%	BRL	$21,741	$49,260
FRANCE 10.1%
France Government Bond OAT
07/25/24	0.250%	EUR	228,020	270,295
France Government Bond OAT
07/25/18	0.250%	EUR	82,999	94,570
France Government Bond OAT (b)
07/25/30	0.700%	EUR	22,509	28,094
Total				392,959
GERMANY 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/30	0.500%	EUR	22,681	28,741
ITALY 9.7%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	160,198	180,266
09/15/23	2.600%	EUR	56,948	73,945
09/15/35	2.350%	EUR	65,592	88,963
09/15/41	2.550%	EUR	27,098	37,784
Total				380,958
NEW ZEALAND 2.6%
New Zealand Government Bond
09/20/25	2.000%	NZD	102,928	69,847
New Zealand Government Bond
09/20/30	3.000%	NZD	45,899	33,640
Total				103,487
SPAIN 2.2%
Spain Government Inflation-Linked Bond (b)
11/30/24	1.800%	EUR	69,927	84,895
SWEDEN 1.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	323,584	44,906

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM 22.8%
United Kingdom Gilt Inflation-Linked Bond
03/22/29	0.125%	GBP	$84,233	$144,398
03/22/34	0.750%	GBP	67,103	132,474
03/22/44	0.125%	GBP	93,208	182,158
11/22/47	0.750%	GBP	25,627	61,009
03/22/52	0.250%	GBP	64,381	141,413
03/22/62	0.375%	GBP	78,194	204,092
03/22/68	0.125%	GBP	10,401	26,496
Total				892,040

UNITED STATES 33.7%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%	25,443		25,251
01/15/21	1.125%	163,422		169,908
01/15/24	0.625%	112,355		112,115
01/15/25	2.375%	44,253		50,895
01/15/26	2.000%	216,140		242,727
01/15/28	1.750%	113,762		126,291
04/15/28	3.625%	58,941		78,365
01/15/29	2.500%	111,005		133,842
04/15/32	3.375%	20,140		27,779
02/15/40	2.125%	165,398		198,169
02/15/43	0.625%	10,366		8,926
02/15/44	1.375%	102,260		105,958
02/15/45	0.750%	40,483		35,906
Total				1,316,132
Total Inflation-Indexed Bonds (Cost: $3,369,071)				$3,293,378

	Shares	Value

Money Market Funds 10.5%
Columbia Short-Term Cash Fund, 0.159% (c)(d)	409,398	$409,398
Total Money Market Funds (Cost: $409,398)		$409,398
Total Investments
(Cost: $3,778,469) (e)		$3,702,776(f)

Other Assets & Liabilities, Net		206,337
Net Assets		$3,909,113

At October 31, 2015, cash totaling $8,453 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/12/2015	876,000 EUR	984,883 USD	21,482	—
Citi	11/12/2015	103,000 AUD	72,865 USD	—	(550)
Standard Chartered	11/12/2015	724,000 GBP	1,099,094 USD	—	(16,964)
Standard Chartered	11/12/2015	640,000 SEK	77,018 USD	2,092	—
UBS	11/12/2015	154,000 NZD	100,289 USD	—	(3,922)
UBS	11/12/2015	7,791 USD	12,000 NZD	330	—
Total				23,904	(21,436)

Futures Contracts Outstanding at October 31, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(1)	EUR	(142,317)	12/2015	—	(955)
US 10YR NOTE (CBT)	(2)	USD	(255,375)	12/2015	—	(488)
US 5YR NOTE (CBT)	(5)	USD	(598,867)	12/2015	444	—
Total			(996,559)		444	(1,443)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $112,989 or 2.89% of net assets.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	823,504	181,095	(595,201)	409,398	217	409,398

(e)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $3,778,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$112,000
Unrealized Depreciation	(187,000)
Net Unrealized Depreciation	$(75,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Inflation-Indexed Bonds	—	3,293,378	—	3,293,378
Money Market Funds	—	409,398	—	409,398
Total Investments	—	3,702,776	—	3,702,776
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	23,904	—	23,904
Futures Contracts	444	—	—	444
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21,436)	—	(21,436)
Futures Contracts	(1,443)	—	—	(1,443)
Total	(999)	3,705,244	—	3,704,245

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	823,504	823,504	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 20.7%
Auto Components 0.7%
Visteon Corp. (a)	226,900	$24,747,983
Hotels, Restaurants & Leisure 2.7%
Norwegian Cruise Line Holdings Ltd. (a)	943,300	60,012,746
Starwood Hotels & Resorts Worldwide, Inc.	449,800	35,925,526
Total		95,938,272
Household Durables 0.8%
Jarden Corp. (a)	645,500	28,918,400
Internet & Catalog Retail 6.7%
Amazon.com, Inc. (a)	195,685	122,479,241
Ctrip.com International Ltd., ADR (a)	195,300	18,157,041
Expedia, Inc.	310,029	42,256,953
Priceline Group, Inc. (The) (a)	36,400	52,934,336
Total		235,827,571
Media 3.9%
Comcast Corp., Class A	1,514,600	94,844,252
DISH Network Corp., Class A (a)	670,600	42,227,682
Total		137,071,934
Multiline Retail 0.7%
Hudson’s Bay Co.	1,545,522	26,865,796
Specialty Retail 3.7%
Lowe’s Companies, Inc.	1,065,300	78,651,099
TJX Companies, Inc. (The)	695,600	50,910,964
Total		129,562,063
Textiles, Apparel & Luxury Goods 1.5%
lululemon athletica, Inc. (a)	529,600	26,040,432
VF Corp.	422,600	28,533,952
Total		54,574,384
TOTAL CONSUMER DISCRETIONARY		733,506,403
CONSUMER STAPLES 9.8%
Beverages 4.0%
Coca-Cola Enterprises, Inc.	479,700	24,627,798
Molson Coors Brewing Co., Class B	322,600	28,421,060
PepsiCo, Inc.	873,300	89,242,527
Total		142,291,385
Food & Staples Retailing 3.7%
CVS Health Corp.	953,100	94,147,218

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kroger Co. (The)	945,700	$35,747,460
Total		129,894,678
Tobacco 2.1%
Philip Morris International, Inc.	838,600	74,132,240
TOTAL CONSUMER STAPLES		346,318,303
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan, Inc.	688,901	18,841,442
TOTAL ENERGY		18,841,442
FINANCIALS 5.5%
Banks 1.4%
Fifth Third Bancorp	864,800	16,474,440
Wells Fargo & Co.	602,800	32,635,592
Total		49,110,032
Capital Markets 3.0%
BlackRock, Inc.	70,700	24,884,279
Goldman Sachs Group, Inc. (The)	131,900	24,731,250
Invesco Ltd.	984,800	32,665,816
TD Ameritrade Holding Corp.	718,400	24,763,248
Total		107,044,593
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	188,900	38,055,794
TOTAL FINANCIALS		194,210,419
HEALTH CARE 18.6%
Biotechnology 9.4%
Alexion Pharmaceuticals, Inc. (a)	314,800	55,404,800
Alkermes PLC (a)	500,800	36,017,536
Biogen, Inc. (a)	217,200	63,098,772
BioMarin Pharmaceutical, Inc. (a)	63,700	7,455,448
Bluebird Bio, Inc. (a)	47,700	3,679,101
Celgene Corp. (a)	650,500	79,822,855
Dyax Corp. (a)	331,618	9,129,444
Incyte Corp. (a)	155,700	18,299,421
Intercept Pharmaceuticals, Inc. (a)	39,477	6,205,784
Novavax, Inc. (a)	1,247,900	8,423,325
Ultragenyx Pharmaceutical, Inc. (a)	72,085	7,161,645

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	305,400	$38,095,596
Total		332,793,727
Health Care Equipment & Supplies 1.5%
Medtronic PLC	716,378	52,954,662
Health Care Providers & Services 2.5%
Express Scripts Holding Co. (a)	552,600	47,733,588
Laboratory Corp. of America Holdings (a)	320,800	39,374,992
Total		87,108,580
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	447,000	58,458,660
Pharmaceuticals 3.5%
Allergan PLC (a)	155,000	47,812,850
Bristol-Myers Squibb Co.	1,167,900	77,023,005
Total		124,835,855
TOTAL HEALTH CARE		656,151,484
INDUSTRIALS 8.5%
Aerospace & Defense 2.2%
Honeywell International, Inc.	352,100	36,364,888
Northrop Grumman Corp.	224,600	42,168,650
Total		78,533,538
Air Freight & Logistics 1.3%
FedEx Corp.	302,400	47,189,520
Airlines 1.2%
Delta Air Lines, Inc.	844,200	42,919,128
Electrical Equipment 0.6%
AMETEK, Inc.	387,300	21,231,786
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	542,800	47,223,600
Machinery 1.8%
Ingersoll-Rand PLC	501,000	29,689,260
Snap-On, Inc.	207,500	34,422,175
Total		64,111,435
TOTAL INDUSTRIALS		301,209,007

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 32.1%
Communications Equipment 1.0%
Palo Alto Networks, Inc. (a)	214,900	$34,598,900
Internet Software & Services 10.2%
Alibaba Group Holding Ltd., ADR (a)	389,000	32,609,870
Alphabet, Inc., Class A (a)	138,556	102,169,809
Alphabet, Inc., Class C (a)	117,773	83,714,226
Facebook, Inc., Class A (a)	1,061,500	108,241,155
LinkedIn Corp., Class A (a)	139,900	33,697,713
Total		360,432,773
IT Services 2.5%
Visa, Inc., Class A	1,163,200	90,241,056
Semiconductors & Semiconductor Equipment 3.8%
Avago Technologies Ltd.	205,200	25,266,276
Broadcom Corp., Class A	734,300	37,743,020
NXP Semiconductors NV (a)	280,974	22,014,313
Qorvo, Inc. (a)	421,800	18,529,674
Skyworks Solutions, Inc.	384,000	29,660,160
Total		133,213,443
Software 9.5%
Electronic Arts, Inc. (a)	910,200	65,598,114
Microsoft Corp.	2,113,100	111,233,584
Red Hat, Inc. (a)	857,100	67,805,181
Salesforce.com, inc. (a)	556,700	43,261,157
ServiceNow, Inc. (a)	433,700	35,411,605
Tableau Software, Inc., Class A (a)	140,400	11,787,984
Total		335,097,625
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	1,507,962	180,201,459
TOTAL INFORMATION TECHNOLOGY		1,133,785,256
MATERIALS 1.3%
Chemicals 1.3%
Eastman Chemical Co.	626,200	45,192,854
TOTAL MATERIALS		45,192,854
Total Common Stocks (Cost: $2,660,970,886)		$3,429,215,168

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.159% (b)(c)	63,983,591	$63,983,591
Total Money Market Funds (Cost: $63,983,591)		$63,983,591

Total Investments
(Cost: $2,724,954,477) (d)	$3,493,198,759	(e)
Other Assets & Liabilities, Net	40,871,468
Net Assets	$3,534,070,227

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,443,896	152,024,634	(240,484,939)	63,983,591	47,122	63,983,591

(d)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $2,724,954,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$859,996,000
Unrealized Depreciation	(91,751,000)
Net Unrealized Appreciation	$768,245,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	733,506,403	—	—	733,506,403
Consumer Staples	346,318,303	—	—	346,318,303
Energy	18,841,442	—	—	18,841,442
Financials	194,210,419	—	—	194,210,419
Health Care	656,151,484	—	—	656,151,484
Industrials	301,209,007	—	—	301,209,007
Information Technology	1,133,785,256	—	—	1,133,785,256
Materials	45,192,854	—	—	45,192,854
Total Common Stocks	3,429,215,168	—	—	3,429,215,168
Money Market Funds	—	63,983,591	—	63,983,591
Total Investments	3,429,215,168	63,983,591	—	3,493,198,759

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	152,443,896	152,443,896	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%
ALABAMA 0.2%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$7,500,000	$7,543,650
ALASKA 0.6%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,856,057
10/01/41	7.750%	4,350,000	4,975,487
Total			25,831,544
ARIZONA 1.8%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/42	5.000%	7,000,000	7,668,290
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,294,208
Series 2014A
01/01/44	5.000%	15,000,000	16,541,100
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	15,323,550
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	8,500,000	10,654,920
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,940,278
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,135,642
Total			75,557,988
ARKANSAS 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/39	5.000%	8,725,000	9,557,976

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS (CONTINUED)
12/01/42	5.000%	$2,000,000	$2,179,680
Total			11,737,656
CALIFORNIA 12.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/26	6.125%	3,420,000	3,957,829
07/01/41	6.125%	7,015,000	7,923,302
Revenue Bonds
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,646,160
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,265,000	1,253,994
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	0.000%	379,550	189,479
01/01/16	8.375%	1,740,000	585,893
10/01/19	8.750%	8,670,000	2,918,495
Series 2010
10/01/20	8.375%	1,415,000	536,455
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	128,125
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,316,080
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,559,130
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	855,000	870,330
Series 2006K AMT
02/01/42	5.500%	535,000	539,521
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,755,530
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,338,320
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32	7.500%	$1,830,000	$1,880,014
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,220,645
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,181,760
Various Correctional Facilities
Series 2014A
09/01/39	5.000%	7,000,000	7,916,790
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/29	5.000%	1,650,000	1,709,284
11/01/34	5.000%	3,700,000	3,756,277
Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	3,555,000	3,774,237
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,686,329
11/01/43	6.375%	1,035,000	1,128,988
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,032,180
Kaiser Permanente
Series 2006B
03/01/45	5.250%	9,000,000	9,117,720
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	1,900,050
Loma Linda University Medical Center
Series 2014
12/01/44	5.250%	3,500,000	3,650,080
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	5,968,930
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	7,535,788
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,588,215
09/01/24	5.000%	1,110,000	1,231,501
09/01/25	5.000%	790,000	870,533
09/01/26	5.000%	1,230,000	1,349,876
09/01/27	5.000%	1,280,000	1,398,758

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA/FNMA)
05/01/23	7.600%	$5,875,000	$7,255,919
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/21	5.125%	765,000	848,477
Unrefunded Revenue Bonds
Series 2009A
08/01/21	5.125%	1,735,000	1,920,697
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,440,360
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	3,845,000	4,508,109
Series 2014A
01/15/46	5.750%	19,005,000	21,958,567
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,860,200
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,826,578
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,434,368
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	9,790,000	8,011,744
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,607,881
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,100,705
05/15/39	5.250%	17,000,000	19,269,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT (a)
05/01/44	5.000%	$24,000,000	$26,057,760
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	571,225
08/01/39	6.625%	1,500,000	1,714,620
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	1,785,000	1,735,538
State of California
Unlimited General Obligation Bonds
Series 2006
10/01/36	4.500%	4,015,000	4,129,026
Various Purpose
Series 2007
12/01/32	5.000%	8,000,000	8,664,160
06/01/37	5.000%	13,145,000	13,948,817
11/01/37	5.000%	18,000,000	19,371,960
12/01/37	5.000%	10,200,000	11,009,268
Series 2008
03/01/27	5.500%	1,000,000	1,102,770
03/01/38	5.250%	8,250,000	8,963,377
Series 2009
04/01/31	5.750%	32,500,000	37,486,475
04/01/35	6.000%	15,000,000	17,481,750
04/01/38	6.000%	22,500,000	26,197,875
11/01/39	5.500%	15,520,000	17,936,154
Series 2010
03/01/30	5.250%	3,000,000	3,466,410
03/01/33	6.000%	5,000,000	5,992,250
03/01/40	5.500%	17,200,000	19,819,388
Series 2011
09/01/30	5.250%	8,750,000	10,177,912
Series 2012
04/01/35	5.250%	19,275,000	22,227,352
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	36,464,034
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,024
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,409,627
09/01/28	5.000%	1,315,000	1,450,182
09/01/29	5.000%	1,405,000	1,541,931
09/01/30	5.000%	1,480,000	1,620,452
09/01/31	5.000%	1,555,000	1,692,027

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	$2,320,000	$2,721,058
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC) (f)
09/01/18	0.000%	1,160,000	1,107,580
Total			511,526,535
COLORADO 2.4%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	450,000	452,732
12/01/22	4.950%	1,570,000	1,536,904
12/01/26	5.000%	1,575,000	1,509,952
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	5,152,000
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/33	5.500%	2,000,000	2,180,560
06/01/38	5.500%	6,000,000	6,541,680
Colorado Educational & Cultural Facilities Authority (b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/34	5.125%	1,525,000	1,596,599
07/01/44	5.375%	2,100,000	2,188,452
07/01/49	5.500%	925,000	965,496
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,815,425
Series 2015
12/01/35	5.000%	3,800,000	4,059,388
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,254,237
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	10,908,600
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	310,000	316,442
E-470 Public Highway Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Revenue Bonds
Series 2010C
09/01/26	5.375%	$5,000,000	$5,598,750
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,534,558
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	17,769,510
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,594,185
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,799,977
12/15/37	5.500%	3,100,000	3,126,970
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,747,600
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	7,952,972
Total			99,602,989
CONNECTICUT 0.8%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,022,610
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,387
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	750,000	827,745
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,652,940
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/27	5.500%	2,375,000	2,430,884
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Series 2011H-1
07/01/41	5.000%	$1,625,000	$1,761,451
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,001,280
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,518,943
07/01/26	5.250%	1,045,000	1,303,220
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	475,579
07/01/26	5.000%	900,000	995,652
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	543,920
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,078,000
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,143,424
07/01/29	5.000%	860,000	951,384
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,659,675
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,100,230
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	10,328,062
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	1,750,000	1,871,083
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	556,135
Total			34,232,604
DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,543,050
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,031,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE (CONTINUED)
09/01/42	5.000%	$1,350,000	$1,407,173
Total			8,981,943
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	9,090,000	10,005,363
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	286,995
07/01/48	6.000%	1,150,000	1,303,801
Total			11,596,159
FLORIDA 4.9%
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	323,989
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)(e)
07/15/32	0.000%	1,820,000	363,964
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	22,000,000	23,706,980
County of Broward Airport System (a)
Refunding Revenue Bonds
Series 2012P-1 AMT
10/01/25	5.000%	6,000,000	6,913,620
County of Broward Airport System (a)(g)
Revenue Bonds
Series 2015A AMT
10/01/45	5.000%	14,000,000	15,215,620
County of Miami-Dade Aviation (a)
Refunding Revenue Bonds
Series 2014A AMT
10/01/33	5.000%	10,000,000	10,995,600
10/01/36	5.000%	21,400,000	23,309,736
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	930,000	1,035,508
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/22	5.500%	1,240,000	1,293,692

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
06/15/32	6.000%	$4,000,000	$4,062,920
06/15/43	6.125%	5,000,000	5,071,500
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	15,000,000	17,315,700
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	420,000	420,529
06/15/44	6.000%	3,100,000	3,070,457
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G
11/15/21	5.125%	70,000	73,444
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	11,115,000	12,159,699
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,236,950
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A
07/01/44	5.000%	5,000,000	5,458,700
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/40	7.250%	7,000,000	9,211,160
Refunding Revenue Bonds
Series 2015A
10/01/35	5.000%	3,765,000	4,099,633
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,516,160
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	12,000,000	12,052,800
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/31	5.000%	1,500,000	1,663,920
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/34	7.250%	685,000	813,636

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Sarasota County Public Hospital District Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	$6,980,000	$8,282,398
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,217,415
State of Florida
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,141,535
06/01/27	5.000%	5,800,000	6,415,670
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,945,300
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,755,000	2,708,220
Total			203,096,455
GEORGIA 1.4%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,252,125
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,786,375
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	32,883,600
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(f)
06/01/24	0.000%	625,000	378,006
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07/01/18	6.250%	220,000	239,349
Series 1992P (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
07/01/20	6.250%	$3,335,000	$3,667,500
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,238,670
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	2,735,000	2,924,371
Unrefunded Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	7,835,000	8,305,727
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,090,000
Total			60,765,723
GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,592,432
Series 2011A
01/01/42	5.125%	800,000	863,240
Total			5,455,672
HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,202,845
Series 2010B
07/01/30	5.625%	1,220,000	1,384,114
07/01/40	5.750%	1,630,000	1,831,435
State of Hawaii Airports System Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	2,001,188
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,119,220
11/15/27	5.000%	1,400,000	1,528,898
11/15/32	5.125%	1,300,000	1,398,046
11/15/37	5.250%	1,945,000	2,097,838
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	965,000	1,201,956
11/15/44	9.000%	3,000,000	3,737,010
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	1,430,000	1,590,103

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HAWAII (CONTINUED)
07/01/43	6.875%	$2,795,000	$3,132,273
Total			28,224,926
IDAHO 0.6%
Idaho Health Facilities Authority
Prerefunded 12/01/18 Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,155,970
12/01/33	6.250%	6,000,000	6,981,420
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/34	7.750%	9,135,000	9,732,612
10/01/44	8.000%	3,635,000	3,870,366
10/01/49	8.125%	4,365,000	4,668,411
Total			26,408,779
ILLINOIS 13.4%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT (a)
01/01/41	5.000%	10,000,000	10,512,500
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/46	5.000%	7,310,000	7,971,628
Chicago O’Hare International Airport (a)
Revenue Bonds
Series 2015C AMT
01/01/46	5.000%	6,500,000	6,953,245
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/34	5.000%	1,250,000	1,329,300
01/01/39	5.000%	2,970,000	3,125,984
Revenue Bonds
2nd Lien
Series 2014
01/01/39	5.000%	4,000,000	4,182,520
01/01/44	5.000%	4,000,000	4,171,320
City of Chicago Wastewater Transmission (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,313,245
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/34	5.000%	1,000,000	1,060,230
11/01/39	5.000%	2,000,000	2,095,980
11/01/44	5.000%	2,850,000	2,978,136

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/23	5.500%	$9,750,000	$10,554,375
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	3,650,000	3,733,549
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	23,025,000	22,927,374
Series 2012A
01/01/33	5.000%	7,450,000	7,449,478
01/01/34	5.000%	10,510,000	10,496,862
Series 2009C
01/01/34	5.000%	1,890,000	1,887,638
01/01/40	5.000%	17,730,000	17,654,825
Series 2015A
01/01/33	5.500%	8,350,000	8,678,322
01/01/39	5.500%	1,500,000	1,537,875
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/30	5.250%	4,200,000	4,297,692
01/01/33	5.250%	10,250,000	10,446,902
01/01/34	5.000%	5,000,000	4,993,750
01/01/35	5.000%	3,000,000	2,992,470
01/01/36	5.000%	21,360,000	21,304,678
Series 2005D
01/01/40	5.500%	2,000,000	2,050,500
Series 2007E
01/01/42	5.500%	1,000,000	1,025,250
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,286,157
01/01/23	8.250%	1,420,000	1,949,447
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,350,175
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,547,360
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	11,000,000	11,929,500
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2009
08/15/38	6.875%	$39,300,000	$47,836,353
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/38	5.000%	20,145,000	22,216,913
Series 2015B
11/15/39	5.000%	6,590,000	7,251,109
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/44	5.000%	9,400,000	10,076,048
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	13,845,036
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,362,520
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,291,400
Series 2009B
08/15/30	5.750%	10,000,000	11,457,000
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,453,452
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,220,000	1,314,465
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	64,019,280
Illinois Sports Facilities Authority (The) Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	4,000,000	3,736,600
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,542,300
01/01/38	5.000%	6,650,000	7,311,276
01/01/39	5.000%	5,000,000	5,480,900
Lake County School District No. 56 Gurnee
Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	1,235,000	1,279,114
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	1,480,000	1,513,478
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	15,622,146

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	$15,000,000	$17,788,950
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	4,325,000	5,019,595
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	6,948,990
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	5,022,080
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,480,270
Series 2004A
03/01/34	5.000%	3,000,000	3,001,800
Series 2006
01/01/31	5.500%	7,985,000	9,015,544
Series 2012
03/01/35	5.000%	2,725,000	2,797,703
03/01/36	5.000%	2,000,000	2,048,940
Series 2013
07/01/38	5.500%	4,125,000	4,348,740
Series 2013A
04/01/36	5.000%	8,000,000	8,224,240
Series 2014
05/01/36	5.000%	2,300,000	2,372,312
02/01/39	5.000%	23,000,000	23,513,130
04/01/39	5.000%	10,000,000	10,227,200
05/01/39	5.000%	6,175,000	6,316,654
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,309,591
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	220,000	221,339
Total			560,054,735
INDIANA 1.7%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,393,360
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,125,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	$8,165,000	$7,830,970
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,082,878
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,185,800
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,405,240
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/31	5.250%	8,335,000	9,787,874
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,268,742
11/15/41	5.750%	5,655,000	6,118,314
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,372,560
Indiana Finance Authority (a)
Revenue Bonds
I-69 Development Partners LLC
Series 2014 AMT
09/01/40	5.250%	8,000,000	8,681,920
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	6,950,000	7,029,577
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	0.000%	1,022,832	10,228
Total			72,293,063
IOWA 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,473,760
Iowa Finance Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	$1,500,000	$1,530,690
09/01/37	5.500%	2,500,000	2,528,175
09/01/43	5.750%	2,630,000	2,690,122
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	5,464,100
Iowa Student Loan Liquidity Corp. (a)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	5,615,000	6,076,329
12/01/27	5.700%	3,865,000	4,157,812
Total			28,920,988
KANSAS 1.0%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	11,000,000	9,652,940
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	29,000,000	32,108,510
Total			41,761,450
KENTUCKY 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	5,800,000	6,635,374
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,491,840
12/01/38	6.000%	2,850,000	3,102,424
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,669,353
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A
09/01/42	5.000%	6,600,000	7,318,938
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	14,000,000	15,558,760
Total			52,776,689

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 3.3%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FHLMC)
12/01/23	4.875%	$560,000	$588,997
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,364,062
Louisiana Public Facilities Authority
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	951,463
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	27,750,500
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	10,000,000	11,045,100
Louisiana Public Facilities Authority (a)(b)
Revenue Bonds
Louisiana Pellets, Inc. Project
Series 2015 AMT
07/01/39	7.750%	10,000,000	9,955,400
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,878,477
01/01/40	6.500%	20,400,000	23,050,368
New Orleans Aviation Board (a)
Revenue Bonds
Series 2015B AMT
01/01/45	5.000%	21,150,000	22,691,835
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010
12/01/40	4.000%	7,900,000	8,398,885
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	19,151,304
Total			136,826,391

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 1.6%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	$6,587,000	$6,620,989
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,144,750
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	3,977,120
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	424,136
Towson University Project
Senior Series 2012
07/01/29	5.000%	650,000	701,500
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,729,648
Maryland Health & Higher Educational Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,868,685
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	6,035,250
Refunding Revenue Bonds
MedStar Health, Inc.
Series 2015
08/15/42	5.000%	15,825,000	17,260,169
Meritus Medical Center Issue
Series 2015
07/01/45	5.000%	3,000,000	3,213,600
Western Maryland Health System
Series 2014
07/01/34	5.250%	6,885,000	7,718,773
Revenue Bonds
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,271,080
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,608,806
Total			66,574,506

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS 4.5%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	$1,000,000	$1,114,080
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	5,030,000	3,571,753
Boston Water & Sewer Commission Revenue Bonds General Senior Series 1993A
11/01/19	5.250%	2,900,000	3,150,763
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,653,350
01/01/30	5.500%	2,500,000	3,160,650
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	1,215,000	1,293,501
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,942,770
07/01/29	5.500%	2,000,000	2,620,400
Senior Series 2008B
07/01/27	5.250%	710,000	907,380
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	746,788
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,283,170
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	12,445,000	13,627,026
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) (f)
01/01/18	0.000%	4,700,000	4,601,347
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	80,000	96,468
Prerefunded 05/01/17 Revenue Bonds
Education-Dexter School Project
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
05/01/26	4.500%	$1,410,000	$1,494,713
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,119,776
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,186,200
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,629,498
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,089,110
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	750,510
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,126,100
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	154,325	131,490
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,139,290
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,435,000
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/29	5.000%	425,000	464,988
Education-Dexter School Project
Series 2007
05/01/26	4.500%	190,000	194,055
Massachusetts Development Finance Agency (d)(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	767,588	4,452
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	525,000	557,282
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/25	5.000%	12,450,000	14,165,112
01/01/27	5.000%	3,000,000	3,335,310
Issue I
Series 2010B AMT
01/01/31	5.700%	5,230,000	5,605,357
Series 2008H (AGM) AMT
01/01/30	6.350%	5,265,000	5,546,835
Series 2011J AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
07/01/33	5.625%	$1,880,000	$2,044,406
Series 2012J AMT
07/01/25	4.625%	8,350,000	8,755,058
07/01/28	4.900%	805,000	847,617
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	28,827,700
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,516,689
Series 2008E-1
07/01/33	5.125%	3,000,000	3,189,240
Harvard University
Series 2009A
11/15/36	5.500%	1,000,000	1,138,240
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,082,760
Milford Regional Medical Center
Series 2007E
07/15/22	5.000%	1,250,000	1,300,850
07/15/32	5.000%	4,720,000	4,800,051
07/15/37	5.000%	500,000	506,825
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,760,818
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,802,490
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,151,540
Tufts University
Series 2009M
02/15/28	5.500%	1,000,000	1,280,480
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,852,712
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,185,000	1,229,864
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,038,090
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,095,300
Massachusetts State College Building Authority
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,257,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	$7,710,000	$7,413,396
05/01/23	0.000%	3,000,000	2,584,590
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	3,240,000	3,572,230
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	105,000	105,420
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,468,450
Total			190,366,860
MICHIGAN 2.2%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (d)
06/01/22	5.500%	2,000,000	1,942,960
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	12,912,748
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	395,000	396,311
Series 2005A (NPFGC)
07/01/27	5.000%	1,290,000	1,307,054
Series 2011A
07/01/36	5.000%	4,105,000	4,311,153
07/01/41	5.250%	8,765,000	9,356,550
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	396,907
11/01/22	5.000%	750,000	755,963
11/01/32	4.750%	1,170,000	1,077,523
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	1,200,000	1,293,504
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Series 2014C-6
07/01/33	5.000%	$1,070,000	$1,153,374
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-1
07/01/44	5.000%	2,000,000	2,111,160
Michigan Finance Authority (a)
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,554,945
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,176,616
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,255,212
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,268,349
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,103,733
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	21,445,000	23,265,466
Wayne County Airport Authority (a)
Refunding Revenue Bonds
Series 2015F AMT
12/01/33	5.000%	11,495,000	12,480,696
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,153,490
Total			92,273,714
MINNESOTA 3.8%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/45	6.125%	11,775,000	12,235,049

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of Minneapolis Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	$7,500,000	$8,795,550
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,577,008
07/01/30	5.750%	3,200,000	3,614,752
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	19,657,320
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,829,660
Housing & Redevelopment Authority of The City of St Paul Minnesota
Prerefunded 11/15/15 Revenue Bonds
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,508,400
11/15/35	6.000%	11,500,000	11,527,600
Prerefunded 11/15/16 Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,780,276
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/30	5.000%	900,000	990,234
11/15/40	5.000%	935,000	1,018,954
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,317,680
03/01/40	6.500%	2,800,000	3,031,896
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	24,071,575
01/01/23	0.000%	26,500,000	22,413,170
01/01/25	0.000%	17,500,000	13,784,225
Total			161,153,349

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	$2,470,000	$3,067,246
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,162,469
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,090,000	6,486,824
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	445,000	445,272
Total			16,161,811
MISSOURI 1.6%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	1,700,000	1,785,663
11/01/39	6.875%	1,500,000	1,580,955
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/42	5.500%	2,000,000	2,146,860
Series 2011
02/01/31	5.750%	1,730,000	1,894,333
02/01/41	6.000%	2,600,000	2,845,258
Series 2014
02/01/35	5.000%	7,350,000	7,761,306
02/01/44	5.000%	12,725,000	13,310,477
Industrial Development Authority of the City of St. Louis (The) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) (f)
07/15/18	0.000%	2,000,000	1,876,620
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,608,360
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	7,701,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979
01/01/21	7.375%	$794,538	$795,968
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	2,750,000	3,026,925
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,209,720
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	740,000	740,104
Total			66,284,455
NEBRASKA 1.2%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	954,669
Madonna Rehabilitation Hospital
Series 2014
05/15/28	5.000%	2,025,000	2,254,878
05/15/29	5.000%	2,125,000	2,350,292
05/15/30	5.000%	2,000,000	2,208,940
05/15/36	5.000%	1,000,000	1,080,000
05/15/44	5.000%	6,400,000	6,840,000
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/45	5.000%	12,500,000	13,511,500
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,534,540
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,386,976
Total			49,121,795

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.4%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,500,000	$2,675,875
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	2,000,000	2,139,620
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,538,760
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	20,915,062
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,003,250
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18
09/01/35	5.300%	7,625,000	5,794,924
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,204,828
State of Nevada Department of Business & Industry (a)
Revenue Bonds
Republic Services, Inc. Project
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,155,580
State of Nevada Department of Business & Industry (b)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/35	5.000%	1,025,000	1,010,865
Total			57,438,764
NEW JERSEY 3.0%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	73,365
Subordinated Revenue Bonds
Heldrich Center Hotel

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2005B
01/01/37	6.250%	$4,000,000	$193,440
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	27,909,006
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	5,632,550
Revenue Bonds
Lions Gate Project
Series 2014
01/01/34	5.000%	1,000,000	1,017,380
01/01/44	5.250%	2,000,000	2,041,800
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	4,350,000	4,843,073
06/01/42	5.875%	14,500,000	16,040,770
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	7,200,000	7,477,992
Series 2015WW
06/15/40	5.250%	2,750,000	2,865,858
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	6,980,000	6,989,702
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,441,850
09/15/29	5.250%	2,500,000	2,717,550
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	36,353
Series 2007A
09/01/22	5.000%	5,000	5,193
09/01/22	5.000%	10,000	10,392
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,428,800
Virtua Health
Series 2009
07/01/33	5.750%	750,000	843,060
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/20	5.750%	4,150,000	4,574,130
Series 2006A
12/15/23	5.500%	3,000,000	3,350,520
Series 2011B
06/15/31	5.500%	7,250,000	7,743,653
New Jersey Turnpike Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	$2,000,000	$2,469,220
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,090,300
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,350,000
Total			126,145,957
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	2,730,000	3,140,128
08/01/32	6.375%	5,920,000	6,807,645
Revenue Bonds
Presbyterian Healthcare Services
Series 2009
08/01/39	5.000%	6,500,000	7,075,965
Total			17,023,738
NEW YORK 4.3%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,350,330
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT (a)(b)
01/01/25	4.500%	500,000	534,250
Housing Development Corp. Revenue Bonds Series 2005F-1
11/01/25	4.650%	4,160,000	4,161,040
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/33	6.000%	2,725,000	3,197,678
Refunding Revenue Bonds
Series 2014A
09/01/44	5.000%	2,250,000	2,486,498
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,864,600
New York City Industrial Development Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	$3,000,000	$3,116,220
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,041,720
New York City Industrial Development Agency (a)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	5,500,000	5,545,045
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,254,040
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	6,250,000	7,226,750
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	17,182,800
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/29	5.500%	2,030,000	2,637,883
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/18	5.750%	3,475,000	3,730,169
07/01/20	6.000%	13,350,000	15,598,407
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,434,520
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,457,450
State University Educational Facilities
Series 1993A (NPFGC/IBC)
05/15/17	5.875%	15,000,000	15,794,400
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (h)
04/01/20	12.290%	13,000,000	13,026,260
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,103,670
Port Authority of New York & New Jersey
Prerefunded 10/01/16 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Consolidated 144th
Series 2006
10/01/28	5.000%	$1,000,000	$1,042,930
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,114,190
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	4,000,000	3,999,400
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,531,720
State of New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	1,455,000	1,459,089
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	6,700,000	6,700,536
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	12,930,610
Ulster County Capital Resource Corp. (b)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/44	7.000%	2,765,000	2,826,936
Ulster County Capital Resource Corp. (b)(h)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/44	0.000%	545,000	409,862
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,982,520
09/15/42	6.000%	7,000,000	6,880,230
Total			178,621,753
NORTH CAROLINA 0.8%
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	390,299

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)(d)
02/01/38	5.650%	$3,094,924	$3,133,920
North Carolina Department of Transportation Revenue Bonds I-77 Hot Lanes Project Series 2015 AMT (a)
06/30/54	5.000%	10,000,000	10,383,900
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	343,428
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,448,629
Unrefunded Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/18	6.500%	2,185,000	2,455,328
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,179,900
Revenue Bonds
1st Mortgage-Deerfield Episcopal
Series 2008A
11/01/33	6.000%	4,060,000	4,429,623
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,549,100
Health Care Housing-Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,403,360
Total			32,717,487

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,315,382
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,578,633
Total			12,894,015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO 1.4%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	$600,000	$603,085
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,605,456
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	1,050,000	1,166,036
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,580,991
08/01/41	5.250%	6,900,000	7,460,349
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	543,685
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	3,975,000	4,427,792
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,378,930
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,828,210
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (a)
06/30/53	5.000%	8,250,000	8,754,075
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,908,072
Revenue Bonds
University of Toledo Project
Series 2014
07/01/46	5.000%	5,000,000	5,173,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Toledo-Lucas County Port Authority (d)
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	$2,605,000	$1,276,450
Total			58,707,031
OREGON 0.3%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	656,742
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,601,070
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	3,543,645
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,515,315
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,137,830
Total			14,454,602
PENNSYLVANIA 3.8%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	524,824
Butler County Hospital Authority Prerefunded 07/01/19 Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,555,260
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	7,010,000	7,703,990

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	$8,490,000	$9,035,228
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,279,580
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,419,070
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	11,150,000	11,886,569
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,368,080
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	15,886,920
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,880,610
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	6,950,000	7,359,285
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,233,790
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2008
07/01/28	5.750%	3,000,000	3,118,380
Series 2010
07/01/43	6.000%	4,750,000	5,052,908
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/45	5.250%	25,295,000	28,230,991
Revenue Bonds
Series 2014B
12/01/44	5.250%	10,000,000	11,080,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Subordinated Series 2014A-1
12/01/43	5.000%	$16,940,000	$18,299,774
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,165,616
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,840,925
Redevelopment Authority of the City of Philadelphia Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	509,450
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010
11/01/36	5.000%	4,850,000	5,395,140
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,703,740
Total			160,530,830
PUERTO RICO 0.7%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	994,520
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,508,225
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	181,694
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	1,841,200
Puerto Rico Public Buildings Authority (c)
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	1,290,600
Series 2007M
07/01/31	6.250%	24,000,000	14,467,200
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	$450,000	$582,205
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,277,641
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,358,479
Total			27,501,764
SOUTH CAROLINA 1.0%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,495,000	1,495,643
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,531,500
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,280,000	13,259,753
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	4,980,268
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/23	5.750%	1,160,000	1,216,028
11/01/33	7.000%	910,000	988,405
11/01/45	7.250%	3,935,000	4,310,556
South Carolina Jobs-Economic Development Authority (f)
Refunding Revenue Bonds
The Woodlands at Furman Project
Subordinated Series 2012
11/15/47	0.000%	1,283,310	127,818
South Carolina Ports Authority Revenue Bonds Series 2015 AMT (a)(g)
07/01/50	5.250%	12,675,000	13,869,619
South Carolina State Public Service Authority Unrefunded Revenue Bonds Series 2008A
01/01/28	5.375%	10,000	11,159
Total			41,790,749

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH DAKOTA 0.5%
Heartland Consumers Power District Refunding Revenue Bonds Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	$5,930,000	$6,149,173
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/35	5.000%	2,500,000	2,791,825
11/01/45	5.000%	6,920,000	7,629,854
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	3,165,000	3,401,963
Total			19,972,815
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board (g)
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/32	5.000%	1,300,000	1,419,535
10/01/35	5.000%	645,000	700,992
Total			2,120,527
TEXAS 9.8%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,515,809
07/01/45	6.200%	7,200,000	8,089,704
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	15,435,220
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,912,598
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	9,816,197
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,406,040
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
08/15/41	5.000%	$16,075,000	$17,469,828
Subordinated Series 2015C
08/15/37	5.000%	10,000,000	10,858,000
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	14,730,000	15,868,482
Central Texas Turnpike System (f)
Unrefunded Revenue Bonds
1st Tier
Series 2002A (AMBAC)
08/15/18	0.000%	4,250,000	4,092,240
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,822,400
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,628,435
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities-Continental Airlines
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,438,189
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	5,000,000	5,495,500
United Airlines, Inc.
Series 2014 AMT
07/01/29	5.000%	4,000,000	4,266,240
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	2,000,000	1,950,600
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,226,180
Series 2012
08/15/32	5.000%	2,165,000	2,311,094
08/15/42	5.000%	5,575,000	5,873,207
Series 2013
08/15/33	6.000%	990,000	1,170,784
International Leadership
Series 2015
08/15/38	5.750%	5,810,000	5,984,823
International Leadership of Texas
Series 2015
08/15/45	5.750%	10,000,000	10,209,200
Series 2015A
12/01/35	5.000%	2,200,000	2,308,394
12/01/45	5.000%	1,100,000	1,131,603

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Dallas County Flood Control District No. 1 Prerefunded 12/21/15 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	$7,500,000	$7,574,925
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,264,600
Dallas/Fort Worth International Airport (a)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,763,290
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,422,720
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	10,500,336
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,965,000	2,167,945
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Harmony Public Schools Series 2011A
05/15/41	6.875%	4,045,000	5,228,486
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,955,975
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,175,172
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,609,600
New Hope Cultural Education Facilities Corp.
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/46	5.000%	7,250,000	7,399,495
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,995,000	3,074,098
NCCD-College Station Properties LLC

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Series 2015A
07/01/47	5.000%	$23,360,000	$23,897,981
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
Toll 2nd Tier
Series 2008F (GNMA/FNMA)
01/01/38	5.750%	11,355,000	12,566,578
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,441,800
Series 2011
01/01/38	5.000%	5,500,000	5,908,320
Series 2012B
01/01/42	5.000%	12,845,000	13,905,226
Series 2015A
01/01/38	5.000%	9,230,000	10,208,288
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,320,580
11/15/44	7.750%	2,800,000	3,265,752
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,130,866
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	34,645,000	37,211,502
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/25	5.000%	1,675,000	1,810,943
11/15/30	5.000%	2,345,000	2,456,223
11/15/35	5.000%	1,750,000	1,804,338
11/15/40	5.000%	1,195,000	1,212,889
Trinity Terrace Project
Series 2014
10/01/44	5.000%	2,500,000	2,637,900
10/01/49	5.000%	1,870,000	1,968,979
Revenue Bonds
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	2,025,860
05/15/37	5.125%	2,000,000	2,014,520
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,500,600
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	11,959,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	$2,000,000	$2,515,900
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,111,740
12/15/32	5.000%	7,500,000	8,213,625
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,002,360
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	548,380
Total			412,058,479
UTAH —%
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	415,000	415,942
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A (c)
10/01/32	5.000%	4,000,000	4,269,480
VIRGINIA 0.7%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,892,033
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,667,500
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/30	5.000%	1,000,000	1,109,230
06/15/31	5.000%	800,000	886,128

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
06/15/33	5.000%	$500,000	$548,375
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,437,256
Richmond Metropolitan Transportation Authority (The) Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/22	5.250%	5,380,000	6,016,024
Total			30,556,546
WASHINGTON 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,632,646
09/01/32	5.250%	1,000,000	1,044,550
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,300,000	1,281,722
12/01/45	6.250%	2,500,000	2,473,075
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,238,310
Series 2007
12/01/28	5.750%	1,500,000	1,612,110
12/01/32	5.750%	2,000,000	2,123,300
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	12,000,000	13,896,600
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,385,740
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,002,268
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/32	6.500%	9,800,000	10,596,936
10/01/47	6.750%	1,000,000	1,082,460
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,325,000	1,402,579

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
01/01/28	5.000%	$2,015,000	$2,073,536
01/01/33	5.000%	2,570,000	2,608,499
01/01/43	5.250%	7,550,000	7,696,168
Revenue Bonds
Heron’s Key
Series 2015A
07/01/30	6.500%	480,000	492,408
07/01/35	6.750%	550,000	566,049
07/01/45	7.000%	1,800,000	1,851,930
Skyline at First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,510,025
01/01/38	5.625%	19,450,000	19,105,151
Total			83,676,062
WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	3,850,000	4,294,944
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,663,364
West Virginia University Revenue Bonds University of West Virginia System Projects Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,016,900
Total			13,975,208
WISCONSIN 3.9%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,278,000
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,471,750
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,269,920
07/01/42	5.000%	2,000,000	2,065,080

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	$17,700,000	$20,284,023
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	25,150,000	29,784,642
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,714,900
04/01/38	5.750%	4,000,000	4,476,600
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,417,847
08/15/25	5.125%	15,500,000	15,984,840
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,776,917
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,246,058
08/15/34	5.250%	8,000,000	8,530,880
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	15,780,384
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,772,216
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,172,800
09/15/39	7.625%	1,000,000	1,178,350
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	6,725,000	7,342,086
Total			162,547,293
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,959,469
Total Municipal Bonds (Cost: $3,791,682,940)			$4,111,510,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds Held in Trust 0.5%
MASSACHUSETTS 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(h)(i)
11/15/36	5.500%	$16,000,000	$18,211,840
Total Municipal Bonds Held in Trust (Cost: $17,435,280)			$18,211,840

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.2%
NEW YORK 0.2%
New York City Water & Sewer System Revenue Bonds 2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank) (h)(j)
06/15/50	0.010%	6,600,000	6,600,000
Total Floating Rate Notes (Cost: $6,600,000)			$6,600,000

	Shares	Value

Money Market Funds 1.2%
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (k)	20,069,337	$20,069,337
JPMorgan Municipal Money Market Fund, Agency Shares, 0.010% (k)	31,689,269	31,689,269
Total Money Market Funds (Cost: $51,758,606)		$51,758,606
Total Investments (Cost: $3,867,476,826) (l)		$4,188,081,386(m)
Other Assets & Liabilities, Net		(2,272,136)
Net Assets		$4,185,809,250

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2015, the value of these securities amounted to $80,969,380 or 1.93% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At October 31, 2015, the value of these securities amounted to $56,472,292 or 1.35% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at October 31, 2015 was $23,734,946, which represents 0.57% of net assets.  Information concerning such security holdings at October 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/22 5.500%	02-22-2013	2,000,000
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
09/01/35 6.500%	09-20-2002 - 04-07-2008	4,956,401
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 0.000%	05-14-2010	352,656
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
01/01/16 8.375%	10-04-2004 - 05-14-2010	1,691,224
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	8,381,812
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-2010	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,830,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 1.437%	07-23-2008	1,820,000
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,094,924
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/31 0.000%	10-17-1995 - 10-31-2012	780,786

Security Description	Acquisition Dates	Cost ($)
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56 0.000%	07-07-2008 - 06-04-2011	10,325
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-2005	3,865,993
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	09-25-2007	1,461,135
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-2007	445,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	08-27-1993	6,632,235
Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36 5.400%	08-15-2007	2,605,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2015, the value of these securities amounted to $4,871,319, which represents 0.12% of net assets.

(f)	Zero coupon bond.
(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)	Variable rate security.
(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(l)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $3,867,477,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$366,399,000
Unrealized Depreciation	(45,795,000)
Net Unrealized Appreciation	$320,604,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	4,111,510,940	—	4,111,510,940
Municipal Bonds Held in Trust	—	18,211,840	—	18,211,840
Floating Rate Notes	—	6,600,000	—	6,600,000
Money Market Funds	51,758,606	—	—	51,758,606
Total Investments	51,758,606	4,136,322,780	—	4,188,081,386

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Social Bond Fund

October 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 78.5%
ALABAMA 4.3%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/27	5.000%	$250,000	$292,632
Birmingham Water Works Board Revenue Bonds Series 2015B
01/01/31	5.000%	250,000	283,380
Butler County Board of Education Refunding Revenue Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	293,540
Total			869,552
ARIZONA 1.5%
Pinal County Union High School District No. 82 Casa Grande Unlimited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/26	5.000%	250,000	297,940
CALIFORNIA 15.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/22	5.000%	215,000	248,224
Harbor Regional Center Project
Series 2015
11/01/24	5.000%	250,000	292,700
Revenue Bonds
NorthBay Healthcare Group
Series 2015
11/01/26	5.000%	250,000	281,450
California School Finance Authority Revenue Bonds Green Dot Public School Project Series 2015A (a)
08/01/25	4.000%	250,000	252,810
California Statewide Communities Development Authority Refunding Revenue Bonds Adventist Health System West Series 2015
03/01/25	5.000%	250,000	297,132
City of Riverside Sewer Refunding Revenue Bonds Series 2015A
08/01/21	5.000%	250,000	295,253

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Jurupa Unified School District Unlimited General Obligation Bonds Series 2015A
08/01/23	5.000%	$225,000	$272,770
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015
10/01/28	5.000%	250,000	299,557
Monterey Regional Waste Management Authority Revenue Bonds Series 2015B AMT (b)
04/01/21	4.000%	250,000	276,445
Pajaro Valley Water Management Agency Refunding Revenue Bonds Series 2015 (AGM)
03/01/22	5.000%	250,000	294,295
West Kern Community College District Unlimited General Obligation Refunding Bonds Series 2015A (AGM)
11/01/24	5.000%	250,000	303,095
Total			3,113,731
COLORADO 1.4%
Colorado Health Facilities Authority Refunding Revenue Bonds Parkview Medical Center Series 2015B
09/01/26	5.000%	250,000	286,720
CONNECTICUT 1.4%
State of Connecticut Clean Water Fund-State Revolving Fund Revenue Bonds Green Bonds Series 2015A
03/01/19	5.000%	250,000	284,060

DISTRICT OF COLUMBIA 1.5%
District of Columbia Refunding Revenue Bonds Children’s Hospital Series 2015
07/15/23	5.000%	250,000	295,905

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 1.2%
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	$250,000	$251,100
GEORGIA 2.5%
Georgia Housing & Finance Authority Refunding Revenue Bonds Series 2015A-2 AMT (b)
06/01/20	2.000%	500,000	505,540
IDAHO 1.3%
Idaho Housing & Finance Association Revenue Bonds Series 2015A-1
07/01/25	3.200%	250,000	257,358
ILLINOIS 1.4%
Chicago Transit Authority Refunding Revenue Bonds Series 2015
06/01/21	5.000%	250,000	281,158
INDIANA 1.5%
Ivy Tech Community College Refunding Revenue Bonds Student Fee Series 2015T
07/01/24	5.000%	250,000	302,665
LOUISIANA 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Bellemont Apartments Homes Project Series 2015
04/01/34	4.125%	250,000	245,715
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2015 AMT (a)(b)
07/01/24	7.000%	250,000	250,352
Total			496,067
MARYLAND 4.2%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
07/01/23	5.000%	$250,000	$286,512
The John Hopkins Health System
Series 2015
05/15/19	5.000%	250,000	285,870
University of Maryland Medical System
Series 2015
07/01/19	4.000%	250,000	273,730
Total			846,112
MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds Green Bonds - Boston Medical Center Series 2015
07/01/44	5.000%	250,000	269,663
MINNESOTA 3.2%
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/21	5.000%	250,000	296,785
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/30	5.750%	100,000	100,742
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/24	4.000%	250,000	246,207
Total			643,734
MISSISSIPPI 1.4%
City of Gulfport Unlimited General Obligation Refunding Bonds Water & Sewer Series 2015
07/01/21	5.000%	250,000	293,745
MISSOURI 1.2%
Missouri Housing Development Commission Revenue Bonds 1st Place Homeownership Loan Project Series 2015
11/01/27	3.250%	250,000	252,653

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA 1.2%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series 2015 (GNMA/FNMA)
09/01/30	3.450%	$250,000	$252,083
NEW MEXICO 1.5%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2015
08/01/21	5.000%	250,000	295,980
NEW YORK 8.2%
Build NYC Resource Corp. Revenue Bonds Series 2015
07/01/28	5.000%	250,000	290,550
Housing Development Corp.
Refunding Revenue Bonds
Series 2015A-1
11/01/18	1.150%	250,000	250,632
Sustainable Neighborhood
Series 2015S
05/01/26	3.400%	500,000	517,840
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2015D-1
11/15/26	5.000%	250,000	301,990
Onondaga Civic Development Corp. Refunding Revenue Bonds Series 2015
10/01/23	5.000%	250,000	289,155
Total			1,650,167
PENNSYLVANIA 7.1%
City of Philadelphia Water & Wastewater Refunding Revenue Bonds Series 2015B
07/01/28	5.000%	250,000	294,330
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/22	5.000%	250,000	279,408
Redevelopment Authority of the City of Philadelphia Refunding Revenue Bonds Series 2015A
04/15/28	5.000%	250,000	283,567

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015
06/01/24	5.000%	$500,000	$571,290
Total			1,428,595
RHODE ISLAND 1.3%
Rhode Island Housing & Mortgage Finance Corp. Refunding Revenue Bonds Homeownership Opportunity Series 2015 AMT (b)
10/01/25	3.550%	250,000	254,235
SOUTH CAROLINA 1.4%
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/20	5.000%	250,000	287,920
TENNESSEE 1.3%
Tennessee Housing Development Agency Revenue Bonds Series 2015-1C
01/01/22	2.450%	250,000	255,328
TEXAS 5.8%
Austin Community College District Public Facility Corp. Refunding Revenue Bonds Series 2015
08/01/19	5.000%	250,000	284,013
Cotulla Independent School District Unlimited General Obligation Bonds School Building Series 2015
02/15/19	5.000%	250,000	280,805
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Texas Children’s Hospital Series 2015
10/01/21	5.000%	250,000	297,042
San Antonio Independent School District Unlimited General Obligation Refunding Bonds Series 2015 (Permenant School Fund Guarantee)
02/15/22	5.000%	250,000	300,182
Total			1,162,042

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 2.3%
Energy Northwest Wind Project Refunding Revenue Bonds Series 2015
07/01/29	4.000%	$250,000	$261,843
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	200,000	197,188
Total			459,031
WEST VIRGINIA 1.2%
West Virginia Housing Development Fund Refunding Revenue Bonds Series 2015A AMT (b)
11/01/18	1.500%	250,000	252,005
Total Municipal Bonds (Cost: $15,665,838)			$15,845,089

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 9.3%
Banking 2.5%
Bank of America Corp. Green Bond
05/12/18	1.950%	250,000	250,741
Morgan Stanley Green Bond
12/07/18	2.200%	250,000	251,880
Total			502,621
Electric 1.2%
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	250,000	249,903
Life Insurance 0.5%
Five Corners Funding Trust (a)
11/15/23	4.419%	100,000	105,302
Media and Entertainment 1.4%
Time Warner, Inc.
03/15/20	4.875%	250,000	275,837
Natural Gas 1.2%
Sempra Energy
03/15/20	2.400%	250,000	248,494

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 1.3%
AbbVie, Inc.
05/14/18	1.800%	$250,000	$250,200
Wirelines 1.2%
Verizon Communications, Inc.
11/01/22	2.450%	250,000	240,785
Total Corporate Bonds & Notes (Cost: $1,886,165)			$1,873,142

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 7.4%
CALIFORNIA 1.2%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank) (c)(d)
08/15/27	0.010%	250,000	250,000
MICHIGAN 2.5%
Michigan State Housing Development Authority Revenue Bonds VRDN Series 2008A (JPMorgan Chase Bank) AMT (b)(c)(d)
10/01/37	0.060%	495,000	495,000
NEW YORK 3.7%
New York City Water & Sewer System Revenue Bonds VRDN Series 2010 (U.S. Bank) (c)(d)
06/15/43	0.010%	250,000	250,000
State of New York Mortgage Agency Revenue Bonds VRDN Series 2006-139 (JPMorgan Chase Bank) AMT (b)(c)(d)
10/01/37	0.020%	500,000	500,000
Total			750,000
Total Floating Rate Notes (Cost: $1,495,000)			$1,495,000

	Shares	Value

Money Market Funds 3.9%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010% (e)	793,092	$793,092
Total Money Market Funds (Cost: $793,092)		$793,092

Total Investments
(Cost: $19,840,095) (f)	$20,006,323(g)
Other Assets & Liabilities, Net	183,982
Net Assets	$20,190,305

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2015, the value of these securities amounted to $859,564 or 4.26% of net assets.

(b)	Income from this security may be subject to alternative minimum tax.
(c)	Variable rate security.
(d)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2015.
(f)

At October 31, 2015, the cost of securities for federal income tax purposes was approximately $19,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$200,000
Unrealized Depreciation	(34,000)
Net Unrealized Appreciation	$166,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	15,845,089	—	15,845,089
Corporate Bonds & Notes	—	1,873,142	—	1,873,142
Floating Rate Notes	—	1,495,000	—	1,495,000
Money Market Funds	793,092	—	—	793,092
Total Investments	793,092	19,213,231	—	20,006,323

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2015